      As filed with the Securities and Exchange Commission on March 1, 2001

                                                            File Nos. 811-10215
                                                                      333-50832

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]
         Pre-Effective Amendment No. 1                                   [X]
         Post-Effective Amendment No. ___                                [ ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]
         Amendment No. 1

                        (Check appropriate box or boxes.)

                  FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                  --------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                           370 17th Street, Suite 3100
                                Denver, CO 80202
                                ----------------
               (Address of principal executive offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: 303-623-2577

                           Russell C. Burk, Secretary
                  Financial Investors Variable Insurance Trust
                           370 17th Street, Suite 3100
                                Denver, CO 80202
                                ----------------
                     (Name and Address of Agent of Service)

                                    Copy to:

                              Lester Woodward, Esq.
                             Davis, Graham, & Stubbs
                           1550 17th Street, Suite 500
                              Denver, CO 80202-1600

Approximate Date of Proposed Public Offering:   As soon as practicable after the
                                                effective date of this Amendment

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                                 FIRST HORIZON

                           GROWTH & INCOME PORTFOLIO

                         CAPITAL APPRECIATION PORTFOLIO

                                   PROSPECTUS

                           Dated
                                 -----------------



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus. Any representation to the contrary is a criminal offense.


================================================================================

                               TABLE OF CONTENTS

                                                                         Page
                                                                         ----
Investment Objective, Principal Strategies and Risks
         Growth & Income Portfolio ......................................  1
         Capital Appreciation Portfolio .................................  3

Performance
         Growth & Income Portfolio ......................................  1
         Capital Appreciation Portfolio .................................  3

Fees and Expenses
         Growth & Income Portfolio ......................................  2
         Capital Appreciation Portfolio .................................  4

Who Manages the Portfolios?
         Growth & Income Portfolio ......................................  5
         Capital Appreciation Portfolio .................................  6

Portfolio Managers
         Growth & Income Portfolio ......................................  5
         Capital Appreciation Portfolio .................................  6

Shareholder Information .................................................  7

Distribution Plan .......................................................  8

Special Information About the Portfolios ................................  9

Financial Highlights ....................................................  9

Additional Information about the Portfolios.....................  Back Cover



No person has been authorized to give any information or to make any representation that is not contained in this Prospectus, or in the Statement of Additional Information ("SAI") that is incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon. Also, this Prospectus does not constitute an offering by the Trust or its Distributor in any jurisdiction where such an offering would not be lawful.

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          INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RISKS OF THE
                           GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE -- The objective of the Growth & Income Portfolio (the "Portfolio") is to achieve maximum total return through a combination of capital appreciation and dividend income by investing at least 65% of its total assets in equity securities.

PRINCIPAL INVESTMENT STRATEGY -- Under normal market conditions, the Adviser and Sub-Adviser currently intend to invest at least 80% of the Portfolio's assets in common stock and American Depositary Receipts (ADRs) of U.S. and international companies that are traded on major domestic securities exchanges (NYSE, ASE, NASDAQ).

PRINCIPAL RISKS -- You may be interested in the Portfolio if you are comfortable with the risks of equity securities and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the Adviser's strategy for managing the Portfolio may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, interest rate movements, economic and market conditions and anticipated events. As a result, the price of the Portfolio's investments may go down and you could lose money on your investment.

The SAI contains additional information about the risks associated with investing in the Portfolio.

THE VALUE OF THE PORTFOLIO'S SHARES, LIKE STOCK PRICES, GENERALLY WILL FLUCTUATE WITHIN A WIDE RANGE. AN INVESTOR IN THE PORTFOLIO COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS OF TIME.

PLEASE REMEMBER THAT THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE, AND AN INVESTMENT IN THE PORTFOLIO IS NOT A DEPOSIT OR ANY OTHER OBLIGATION OF A BANK, IS NOT INSURED, ENDORSED, OR GUARANTEED BY THE FDIC, A BANK OR ANY GOVERNMENT AGENCY, AND INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

The Portfolio may sell its shares only to separate accounts of various insurance companies (the "Insurer(s)") and to various pension and profit-sharing plans ("Retirement Plans"). Shares are available through investment in various Retirement Plans, or purchase of certain variable annuity and/or variable life insurance contracts ("Contracts") issued by Insurers. If you are a Contract owner, the Insurer will allocate your premium payments to the Portfolio through separate accounts in accordance with your Contract.

The Retirement Plans and separate accounts of Insurers are the shareholders of record of the Portfolio's shares. Any reference to the shareholder in this Prospectus technically refers to the Retirement Plans and the Insurer separate accounts and not to you, the Contract owner or Retirement Plan participant.

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                  PERFORMANCE OF THE GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

There is no performance information for the Portfolio because it has not completed a full calendar year of operations.


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                                PORTFOLIO FACTS

GOAL:
Maximum current total return through -
o    Capital Appreciation
o    Dividend Income

PRINCIPAL INVESTMENTS:
o    Common Stocks
o    ADRs
o    Convertible Securities

INVESTMENT ADVISER:
o    First Tennessee Bank National Association
     ("First Tennessee" or "Adviser")

INVESTMENT SUB-ADVISER:
o    Highland Capital Management Corporation
     ("Highland" or "Sub-Adviser")

PORTFOLIO MANAGERS:
o    Edward J. Goldstein
o    David L. Thompson

DISTRIBUTOR:
o    ALPS Mutual Funds Services, Inc. ("ALPS")
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               FEES AND EXPENSES OF THE GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

The information in this section describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's fees and expenses are based upon estimates of the operating expenses for the Portfolio's initial year of operation.

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SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on
purchases as a percentage of offering price              None

Maximum deferred sales charge (load)
(as a percentage of original purchase price
None or redemption proceeds, as applicable)

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from portfolio assets)

Management Fees                                          .70%

Distribution (12b-1) Fees                                .25%

Other Expenses                                           .52%

Total Annual Portfolio Operating Expenses               1.47%

Fee Waiver and Expense Reimbursement*                   (.37%)

Net Annual Portfolio Operating Expenses                 1.10%
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*First Tennessee has agreed to reimburse Portfolio expenses and/or waive a portion of its fee until December 31, 2001, to the extent necessary for the Portfolio to maintain a total annual expense ratio of not more than 1.10% for its current fiscal period. These reimbursements and/or waivers may be discontinued any time after that date.

EXAMPLE -- The following example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds with similar investment objectives. The example shows the cumulative amount of portfolio expenses you would pay on a hypothetical investment of $10,000 in the Portfolio for the time period indicated. It assumes that you sell your shares at the end of the period and that Gross Annual Operating Expenses set forth in the above table are incurred. The example also assumes a 5% average annual return, that the Portfolio's operating expenses remain the same and that you reinvest all of your dividends. Your actual costs may be higher or lower.

                                ONE-YEAR      THREE-YEAR
                                --------      ----------
First Horizon
Growth & Income Portfolio          $150          $465

A NOTE ON FEES

As an indirect investor in the Portfolio, you will incur various operating costs, including investment management fees and operating expenses as indicated in the Fee Table. If you are a Contract owner, you will also incur fees associated with the Contract you purchase, which are not reflected in the table and example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contract through which the Portfolio's shares are offered to you.

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          INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RISKS OF THE
                         CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE -- The objective of the Capital Appreciation Portfolio (the "Portfolio") is to seek long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES -- Under normal market conditions, DMC currently intends to invest at least 80% of the Portfolio's total assets in equity securities of companies with market capitalizations generally between $200 million and $2 billion at the time of purchase, with an average market capitalization of the Portfolio not to exceed $1.5 billion. The Portfolio also may invest in preferred stock, bonds and debentures convertible into common stock of U.S. based companies of all sizes, industries, and geographical markets. The Portfolio may also invest in securities of foreign issuers.

PRINCIPAL RISKS -- You may be interested in the Portfolio if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the Adviser's strategy for managing the Portfolio may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, interest rate movements, economic and market conditions and anticipated events. As a result, the price of the Portfolio's investments may go down and you could lose money on your investment.

The Portfolio's share price may fluctuate more than that of funds primarily invested in stocks of large companies. Occasionally, small company securities may underperform as compared to the securities of larger companies. They may also pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.

The SAI contains additional information about the risks associated with investing in the Portfolio.

THE VALUE OF THE PORTFOLIO'S SHARES, LIKE STOCK PRICES, GENERALLY WILL FLUCTUATE WITHIN A WIDE RANGE. AN INVESTOR IN THE PORTFOLIO COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS OF TIME.

PLEASE REMEMBER THAT THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE, AND AN INVESTMENT IN THE PORTFOLIO IS NOT A DEPOSIT OR ANY OTHER OBLIGATION OF A BANK, IS NOT INSURED, ENDORSED, OR GUARANTEED BY THE FDIC, A BANK OR ANY GOVERNMENT AGENCY, AND INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

The Portfolio may sell its shares only to separate accounts of various insurance companies (the "Insurer(s)") and to various pension and profit-sharing plans ("Retirement Plans"). Shares are available through investment in various Retirement Plans, or purchase of certain variable annuity and/or variable life insurance contracts ("Contracts") issued by Insurers. If you are a Contract owner, the Insurer will allocate your premium payments to the Portfolio through separate accounts in accordance with your Contract.

The Retirement Plans and separate accounts of Insurers are the shareholders of record of the Portfolio's shares. Any reference to the shareholder in this Prospectus technically refers to the Retirement Plans and the Insurer separate accounts and not to you, the Contract owner or Retirement Plan participant.

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               PERFORMANCE OF THE CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

There is no performance information for the Portfolio because it has not completed a full calendar year of operations.


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                                PORTFOLIO FACTS
GOAL:
Long-term capital appreciation

PRINCIPAL INVESTMENTS:
o    Common Stocks
o    Small Company Stocks

CO-INVESTMENT ADVISERS:
o    First Tennessee Bank National Association
     ("First Tennessee")
o    Delaware Management Company ("DMC"
     or "Adviser")

PORTFOLIO MANAGERS:
o    Gerald S. Frey
o    Marshall T. Bassett
o    John A. Heffern
o    Jeffrey W. Hynoski
o    Steven T. Lampe
o    Lori P. Wachs
o    Francis J. Houghton, Jr.
o    Barry Gladstein

DISTRIBUTOR:
o    ALPS Mutual Funds Services, Inc. ("ALPS")
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            FEES AND EXPENSES OF THE CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

The information in this section describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's fees and expenses are based upon estimates of the operating expenses for the Portfolio's initial year of operation.


--------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on
purchases as a percentage of offering price             None

Maximum deferred sales charge (load)
(as a percentage of original purchase price             None
or redemption proceeds, as applicable)

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from portfolio assets)

Management Fees                                         .75%

Distribution (12b-1) Fees                               .25%

Other Expenses                                          .59%

Total Annual Portfolio Operating Expenses              1.59%

Fee Waiver and Expense Reimbursement*                 (0.29%)

Net Annual Portfolio Operating Expenses                1.30%
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*First Tennessee and DMC have agreed to reimburse Portfolio expenses and/or waive a portion of their fees until December 31, 2001, to the extent necessary for the Portfolio to maintain a total annual expense ratio of not more than 1.30% for its current fiscal period. These reimbursements and/or waivers may be discontinued any time after that date.

EXAMPLE -- The following example is intended to help you compare the cost of investing in the Portfolio to the cost of investing in other mutual funds with similar investment objectives. The example shows the cumulative amount of portfolio expenses you would pay on a hypothetical investment of $10,000 in the Portfolio for the time period indicated. It assumes that you sell your shares at the end of the period and that Gross Annual Operating Expenses set forth in the above table are incurred. The example also assumes a 5% average annual return, that the Portfolio's operating expenses remain the same and that you reinvest all of your dividends. Your actual costs may be higher or lower.


                                ONE-YEAR      THREE-YEAR
                                --------      ----------
First Horizon
Capital Appreciation Portfolio     $162         $502

A NOTE ON FEES

As an indirect investor in the Portfolio, you would incur various operating costs, including investment management fees and operating expenses as indicated in the Fee Table. If you are a Contract owner, you will also incur fees associated with the Contract you purchase, which are not reflected in the table and example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contract through which the Portfolio's shares are offered to you.

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                   WHO MANAGES THE GROWTH & INCOME PORTFOLIO?
--------------------------------------------------------------------------------

First Tennessee, 530 Oak Court Dr., Memphis, Tennessee, serves as Investment Adviser to the Portfolio and, with the prior approval of the Board of Trustees (the "Trustees") of Financial Investors Variable Insurance Trust (the "Trust"), has engaged Highland to act as Sub-Adviser to the Portfolio. Subject to First Tennessee's supervision, Highland is responsible for the day-to-day investment management of the Portfolio, including providing investment research and credit analysis concerning portfolio investments and conducting a continuous program of investment of portfolio assets in accordance with the investment policies and objectives of the Portfolio.

For managing its investment and business affairs, the Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of .70% of its average net assets. First Tennessee has voluntarily agreed to reimburse portfolio expenses and/or waive a portion of its fees to the extent necessary for the Portfolio to maintain a total expense ratio of not more than 1.10% for its current fiscal period ending December 31, 2001. First Tennessee serves as an investment adviser to individual, corporate and institutional advisory clients and pension plans with approximately $16.4 billion in assets under administration (including nondiscretionary accounts) and $9.8 billion in assets under management as of December 31, 2000, and has experience in supervising sub-advisers.

First Tennessee may compensate an Insurer for certain administrative services performed for the Portfolio in connection with the Contracts, based on the assets of the Portfolio attributable to Contracts issued through the separate account of the Insurer.

Highland, 6077 Primacy Parkway, Memphis, TN, serves as the Sub-Adviser for the Portfolio subject to the supervision of First Tennessee and pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. On March 1, 1994, Highland merged with and into First Tennessee Investment Management, Inc. ("FTIM"), an affiliate of First Tennessee, and changed its name to Highland Capital Management Corp.

FTIM (now Highland), has been a wholly-owned subsidiary of First Tennessee National Corporation since 1972. First Tennessee and Highland have a history of investment management that dates back to 1929. Highland has a total of $5.2 billion in assets under management as of December 31, 2000. First Tennessee is obligated to pay Highland a monthly sub-advisory fee at the annual rate of .50% of the Portfolio's average net assets. The Portfolio is not responsible for paying any portion of Highland's sub-advisory fee.

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              PORTFOLIO MANAGERS FOR THE GROWTH & INCOME PORTFOLIO
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[PHOTO] Edward J. Goldstein, one of the two Portfolio Managers for the Portfolio, is an Executive Vice President and Director of Highland. He joined Highland in September, 1989. Mr. Goldstein is a graduate of Boston University and received a Masters degree in Business Administration from Columbia University.

          David L. Thompson, one of the two Portfolio Managers for the Portfolio, is a Senior Vice President and Managing Director of Highland. He joined Highland in May 1995 and is a Chartered Financial Analyst. Mr. Thompson is a graduate of the University of Mississippi and received a Masters degree in Business Administration from the University of North Carolina.

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                WHO MANAGES THE CAPITAL APPRECIATION PORTFOLIO?
--------------------------------------------------------------------------------

First Tennessee (530 Oak Court Drive, Memphis, Tennessee) and DMC (2005 Market Street, Philadelphia, Pennsylvania) serve as Co-Investment Advisers to the Portfolio. First Tennessee, among other things, provides investment management evaluations to the Board of Trustees (the "Trustees") of Financial Investors Variable Insurance Trust (the "Trust"), monitors the activities of DMC, including DMC's Portfolio transactions, and coordinates DMC's activities with the Portfolio's custodian, transfer agent, administrator, and independent accountants. DMC uses a team approach and is responsible for the day-to-day investment and reinvestment of the Portfolio's assets in accordance with its investment objective and policies. DMC is obligated to provide a continual program of investment of portfolio assets, to conduct investment research and credit analysis concerning portfolio investments, and to place orders for all purchases and sales of investments on behalf of the Portfolio.

The Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of .15% of its average net assets for the investment advisory services First Tennessee provides. First Tennessee serves as an investment adviser to individual, corporate and institutional advisory clients, pension plans and collective investment funds, with approximately $16.4 billion in assets under administration (including nondiscretionary accounts) and $9.8 billion in assets under management as of December 31, 2000, and has experience in supervising co-advisers.

First Tennessee may compensate an Insurer for certain administrative services performed for the Portfolio in connection with the Contracts, based on the assets of the Portfolio attributable to Contracts issued through the separate account of the Insurer.

As compensation for the services it provides, DMC is entitled to receive from the Portfolio a monthly management fee at the annual rate of .60% on the Portfolio's average net assets. First Tennessee and DMC have voluntarily agreed to reimburse fund expenses and/or waive a portion of their fees to the extent necessary for the Portfolio to maintain a total annual expense ratio of not more than 1.30% for its current fiscal period ending December 31, 2001.

As of December 31, 2000, DMC had approximately $47.0 billion under management in a wide range of asset classes for institutional investors, large private trusts and mutual fund shareholders. DMC is organized as a series of Delaware Management Business Trust ("DMBT"), a business trust organized under the laws of the State of Delaware. DMC and DMBT are part of the Delaware Investments family of companies, which are located at 2005 Market Street, Philadelphia, PA 19103. They are indirect, wholly-owned subsidiaries of Lincoln National Corporation, Centre Square, West Tower, 1500 Market St., Suite 3900, Philadelphia, PA19102-2112 ("LNC"). LNC is a publicly-owned company whose shares are traded on the New York Stock Exchange.

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           PORTFOLIO MANAGERS FOR THE CAPITAL APPRECIATION PORTFOLIO
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[PHOTO] GERALD S. FREY is Senior Vice President/Senior Portfolio Manager of DMC and joined the company in 1996. Prior to joining DMC, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has 22 years of experience in the money management business and holds a bachelor's degree in Economics from Bloomsburg University and attended Wilkes College and New York University.

MARSHALL T. BASSETT is Vice President/Portfolio Manager of DMC and joined the company in 1997. Prior to joining DMC, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. Mr. Bassett received his bachelor's degree and MBA from Duke University.

JOHN A. HEFFERN is Vice President/Portfolio Manager of DMC and joined the company in 1997. Prior to joining DMC, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit and a Principal and Senior Regional Bank Analyst at Alex, Brown & Sons. Mr. Heffern holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill.

JEFFREY W. HYNOSKI is Vice President/Portfolio Manager of DMC and joined the company in 1998. Prior to joining DMC, he served as a Vice President for Bessemer Trust Company in the mid and large capitalization growth group. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a bachelor's degree in Finance from the University of Delaware and an MBA from Pace University.

STEVEN T. LAMPE is Vice President/Portfolio Manager of DMC and joined the company in 1995. Prior to joining DMC, he served as a manager at Price Waterhouse. Mr. Lampe is a Certified Public Accountant. Mr. Lampe earned a bachelor's degree and an MBA from the University of Pennsylvania's Wharton School.

LORI P. WACHS is Vice President/Portfolio Manager of DMC and joined the company in 1992. Prior to joining DMC, she was with Goldman Sachs, where she was an equity analyst for two years. Ms. Wachs earned a bachelor's degree in Finance and Oriental Studies from the University of Pennsylvania's Wharton School.

FRANCIS J. HOUGHTON, JR. is Vice President/Senior Portfolio Manager of DMC and joined the company in 1990. Prior to joining DMC, he was President and Portfolio Manager of Lynch & Mayer, Inc. which he joined in 1990 and became President in 1999. Prior to joining Lynch & Mayer, Inc., Mr. Houghton was Chairman of BMI Capital from 1984 to 1990, a Portfolio Manager at Neuberger & Berman from 1977 to 1984 and a Partner at Oppenheimer & Co., Inc. from 1969-1977. Mr. Houghton received a BBA from Manhattan College and attended New York University Graduate School of Business Administration.

BARRY S. GLADSTEIN is Vice President/Portfolio Analyst of DMC and joined the company in 1995. Prior to joining DMC, he held positions with Cigna Corporation and Arthur Young and Company. Mr. Gladstein earned a bachelor's degree from Binghamton University and an MBA from the University of Pennsylvania's Wharton School. He is a Certified Public Accountant.

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                            SHAREHOLDER INFORMATION
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BUYING AND SELLING SHARES

The Portfolios continuously offer shares to Insurers and Retirement Plans at the NAV per share next determined after the Trust or its designated agent receives and accepts a proper purchase request. Each Insurer or Retirement Plan submits purchase and redemption orders to the Trust based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Insurer by such Contract owners (or by participants). The Insurers and Retirement Plans are designated agents of the Portfolios. The Trust, the Adviser and the Portfolios' distributor reserve the right to reject any purchase order from any party for shares of the Portfolios.

The Portfolios will ordinarily make payment for redeemed shares within seven (7) business days after the Trust or their designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts the shareholder's request in proper form.

The Portfolios may suspend the right of redemption or postpone the date of payment during any period when trading on the New York Stock Exchange ("NYSE") is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Portfolios to dispose of its assets or calculate their net asset values; or as permitted by the Securities and Exchange Commission.

If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each Portfolio's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

The accompanying Prospectus or disclosure documents for the Contracts or Retirement Plan describes the allocation, transfer and withdrawal provisions of such Contract or Plan.

VALUING SHARES

The price at which you buy, sell or exchange Portfolio shares is the share price or net asset value (NAV). The share price for shares of the Portfolios is determined by adding the value of the Portfolios' investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the shares outstanding. The Portfolios are open for business each day that the NYSE is open (a "Business Day"). The NAV is calculated at the close of the Portfolios' Business Day, which coincides with the close of regular trading of the NYSE (normally 4:00 p.m. Eastern Time). Share price is not calculated on the days that the NYSE is closed.

When the Portfolios calculate the share price, they value the securities they hold at market value. Sometimes market quotes from some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the Trustees.

TAX CONSEQUENCES

The Portfolios distribute substantially all of their net income and capital gains to shareholders each year. The Portfolios distribute capital gains and income dividends annually. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested at net asset value in the Portfolios. For Contract owners the result of automatic reinvestment of distributions on a Portfolio's performance, including the effect of dividends, is reflected in the cash value of the Contracts you own. Please see the Contract prospectus accompanying this Prospectus for more information.

The Portfolios each intend to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), in order to be relieved of federal income tax on that part of their net investment income and realized capital gains they distribute to shareholders. To qualify, the Portfolios must meet certain relatively complex income and diversification tests. The loss of such status would result in the Portfolios being subject to federal income tax on their taxable income and gains.

Federal tax regulations require that mutual funds offered through insurance company separate accounts must meet certain additional diversification requirements to preserve the tax-deferral benefits provided by the variable contracts. The Adviser intends to diversify investments in accordance with those requirements. The Insurers' prospectuses for variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts to Contract owners.

The foregoing is only a summary of important federal tax law provisions that can affect the Portfolios. Other federal, state, or local tax law provisions may also affect the Portfolios and their operations.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

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                               DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Trustees have adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Portfolios ("the Distribution Plan"). The Distribution Plan permits the use of portfolio assets to compensate ALPS for its services and costs in distributing shares and servicing shareholder accounts.

The Distribution Plan also recognizes that First Tennessee and DMC may use their management fee revenues, as well as their past profits or their resources from any other source, to pay for expenses incurred in connection with providing services intended to result in the sale of shares and/or shareholder support services.

Under the Distribution Plan, ALPS receives an amount equal to .25% of the average annual net assets of the Portfolios. All or a portion of the fees paid to ALPS under the Distribution Plan will, in turn, be paid to certain insurers, broker-dealers, investment advisers, and other third parties as compensation for selling shares and for providing ongoing sales support services.

These services include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting.

Because the fees paid under the Distribution Plan are paid out of portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

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                    SPECIAL INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

The Portfolios offer shares to both variable annuity and variable life insurance policy separate accounts and to various Retirement Plans. The Board of Trustees does not anticipate that this arrangement will disadvantage any Contract owners. Each Insurer will bear the expenses of establishing separate portfolios for variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contract owners will likely increase due to the loss of the economies of scale benefits that can be provided to mutual funds with substantial assets.

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                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

There are no Financial Highlights for the Portfolios because they have not completed a fiscal year of operations.

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                                                          370 Seventeenth Street
                                                          Suite 3100
                                                          Denver, Colorado 80202

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                  ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

If you would like more information about the Portfolios, the following documents are available free upon request.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains additional information about all aspects of the Portfolios. A current SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a copy of the SAI, write or call the Portfolios at the address or phone number listed below.

Information about the Portfolios (including the SAI) also may be reviewed and copied, upon payment of a duplicating fee, at the SEC's Public Reference Room in Washington, D.C. You also can obtain this information, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The SEC also maintains a Web site located at http://www.sec.gov that contains the SAI, material incorporated herein by reference, and other information regarding the Portfolios. For more information about the operation of the Public Reference Room, please call the SEC at 1-202-942-8090.

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    TO OBTAIN THE SAI FOR THE PORTFOLIOS FREE OF CHARGE, OR TO OBTAIN OTHER INFORMATION ABOUT THE PORTFOLIOS AND TO MAKE SHAREHOLDER INQUIRIES, YOU
    MAY WRITE TO FIRST HORIZON FUNDS AT 370 17TH STREET, SUITE 3100, DENVER, COLORADO 80202 OR CALL FIRST HORIZON FUNDS AT 1-800-442-1941 (OPTION 1).
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                                       Investment Company Act File No. 811-10215

                                       =======================================
[FIRST TENNESSEE LOGO]                 FIRST HORIZON FUNDS

[ALPS LOGO]                            o Are NOT insured by the FDIC or
                                         any other governmental agency.
                                       o Are NOT bank deposits or
                                         other obligations of or guaranteed
                                         by First Tennessee Bank National
                                         Association or any of its affiliates.
                                       o Involve investment risk, including,
                                         the possible loss of the principal
                                         amount invested.
                                       =======================================

                  FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                     FIRST HORIZON GROWTH & INCOME PORTFOLIO
                  FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO
                       STATEMENT OF ADDITIONAL INFORMATION
                                     OF THE
              GROWTH & INCOME AND CAPITAL APPRECIATION PORTFOLIOS,
                              DATED _____________

         This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the current Prospectus for the First Horizon Growth & Income and Capital Appreciation Portfolios (Portfolios) dated March 1, 2001, as it may be amended or supplemented from time to time. Please retain this SAI for future reference. To obtain additional free copies of this SAI or the Prospectus for each Portfolio, please call the Distributor at 1-800-442-1941, or write to the Distributor at 370 17th Street, Suite 3100, Denver CO 80202.

Shares of the Portfolios are available only through the purchase of a variable annuity contract or variable life insurance policy issued through a separate account of an insurance company ("Variable Contract"), or through a qualified plan.

TABLE OF CONTENTS                                                   PAGE
-----------------                                                   ----
INVESTMENT RESTRICTIONS AND LIMITATIONS...............................2
INVESTMENT INSTRUMENTS................................................3
PORTFOLIO TRANSACTIONS................................................9
VALUATION OF PORTFOLIO SECURITIES................................... 10
PERFORMANCE..........................................................10
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.......................12
DISTRIBUTIONS AND TAXES..............................................12
TRUSTEES AND OFFICERS................................................13
INVESTMENT ADVISORY AGREEMENTS.......................................15
CODE OF ETHICS.......................................................16
ADMINISTRATION AGREEMENT AND OTHER CONTRACTS.........................16
DESCRIPTION OF THE TRUST.............................................17
FINANCIAL STATEMENTS.................................................18

Investment Adviser (First Horizon Growth & Income Portfolio)
First Tennessee Bank National Association (First Tennessee)

Sub-Adviser (First Horizon Growth & Income Portfolio)
Highland Capital Management Corp. (Highland or a Sub-Adviser)

Co-Investment Advisers (First Horizon Capital Appreciation Portfolio) First Tennessee Bank National Association (First Tennessee)
Delaware Management Company (DMC)

Administrator and Distributor
ALPS Mutual Funds Services, Inc. (ALPS or the Administrator and Distributor)

Co-Administrator
First Tennessee Bank National Association (First Tennessee or the
Co-Administrator)

Transfer Agent & Shareholder Servicing Agent
ALPS Mutual Funds Services, Inc. (ALPS or the Transfer Agent)

Custodian
State Street Bank & Trust Company (State Street or the Custodian)

                     INVESTMENT RESTRICTIONS AND LIMITATIONS

The following policies and limitations supplement those set forth in the Portfolios' Prospectuses. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Portfolio's acquisition of such security or other asset. Accordingly, except as to borrowings and illiquid securities, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Portfolio's investment policies and limitations. With respect to borrowings or illiquid securities, any borrowing or investment in such securities that exceeds the applicable limitations listed below will be reduced promptly to meet such limitation.

Fundamental policies and investment limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of that Portfolio. However, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

                    INVESTMENT LIMITATIONS OF THE PORTFOLIOS

THE FOLLOWING ARE THE FUNDAMENTAL LIMITATIONS FOR EACH PORTFOLIO, SET FORTH IN THEIR ENTIRETY. EACH PORTFOLIO MAY NOT:

(1) with respect to 75% of a Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result of such purchase, (a) more than 5% of a Portfolio's total assets would be invested in the securities of that issuer; or (b) such a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that each Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that each Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, 25% or more of such a Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements;

(9) Each Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end or closed-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Portfolio.

THE FOLLOWING LIMITATIONS OF EACH PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(1) Each Portfolio does not currently intend during the coming year to purchase securities on margin, except that each Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(2) Each Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party [reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)]. The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(3) Each Portfolio does not currently intend during the coming year to purchase any security, if, as a result of such purchase, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(4) Each Portfolio does not currently intend during the coming year to purchase or sell futures contracts. This limitation does not apply to securities that incorporate features similar to futures contracts.

(5) Each Portfolio does not currently intend during the coming year to make loans, but this limitation does not apply to purchases of debt securities.

(6) Each Portfolio does not currently intend during the coming year to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Portfolio.

                             INVESTMENT INSTRUMENTS

The prospectuses discuss the investment objectives of the Portfolios and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Portfolios may invest, and certain risks attendant to such investment.

DELAYED-DELIVERY AND WHEN-ISSUED TRANSACTIONS. Each Portfolio may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by each Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. Each Portfolio may receive fees for entering into delayed-delivery transactions.

When purchasing securities on a delayed-delivery basis, each Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with such Portfolio's other investments. If a Portfolio remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, such Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

Each Portfolio may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

FOREIGN INVESTMENTS. Foreign investments purchased by each Portfolio can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restriction on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that a Portfolio's investment adviser will be able to anticipate or counter these potential events.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Each Portfolio may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts and European Depositary Receipts (ADRs and EDRs) are certificates evidencing ownership of shares of a foreign-based corporation held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

FOREIGN CURRENCY TRANSACTIONS. The Portfolios may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Portfolios will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Each Portfolio may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolio. The Portfolios may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When a Portfolio agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Portfolio will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Portfolio may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Portfolio's investment adviser.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Portfolio may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Portfolio held investments denominated in Deutsche marks, such Portfolio could enter into forward contracts to sell Deutsche marks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, Securities and Exchange Commission (SEC) guidelines require mutual funds to set aside cash or other appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Portfolios will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Portfolios will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on Highland's or DMC's skill in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the investment adviser anticipates. For example, if a currency's value rose at a time when the investment adviser had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If Highland or DMC hedges currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Highland or DMC increases a Portfolio's exposure to a foreign currency, and that currency's value declines, the Portfolio will realize a loss. There is no assurance that Highland's or DMC's use of forward currency contracts will be advantageous to a Portfolio or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of each Portfolio.

ILLIQUID INVESTMENTS. Illiquid Investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under guidelines established by the Trustees, Highland, under the supervision of First Tennessee, and DMC determine the liquidity of each respective Portfolio's investments and, through reports from Highland and DMC, the Trustees monitor investments in illiquid instruments. In determining the liquidity of each Portfolio's investments, Highland and DMC may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset each Portfolio's rights and obligations relating to the investment). Investments currently considered by each Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and some restricted securities determined by Highland or DMC to be illiquid. However, with respect to over-the-counter options that each Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement each Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Trustees. If through a change in values, net assets or other circumstances, each Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, the Trustees would seek to take appropriate steps to protect liquidity.

REAL ESTATE INVESTMENT TRUSTS. The Portfolios may purchase interests in real estate investment trusts. Real estate industry companies include, among others, equity real estate investment trusts, which own properties, and mortgage real estate investment trusts, which make construction, development, and long-term mortgage loans. Equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skill, are not diversified, and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and failing to maintain exemption from the Investment Company Act of 1940 (the 1940 Act).

REPURCHASE AGREEMENTS. Repurchase Agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security at an agreed upon price and date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price. This obligation is in effect secured by the underlying security having a value at least equal to the amount of the agreed upon resale price. Each Portfolio may enter into a repurchase agreement with respect to any security in which it is authorized to invest. While it presently does not appear possible to eliminate all risks from the transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to each Portfolio in connection with bankruptcy proceedings), it is the policy of each Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Highland or DMC, as the case may be.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, each Portfolio will maintain appropriate high-grade liquid assets in a segregated custodial account to cover its obligation under the agreement. Each Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Highland or DMC, as the case may be.

RESTRICTED SECURITIES. Restricted Securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, each Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time each Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, each Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

SECURITIES LENDING. Each Portfolio may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Portfolios to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Highland or DMC to be of good standing. Furthermore, they will only be made if, in Highland's or DMC's judgment, the consideration to be earned from such loans would justify the risk.

First Tennessee, Highland, and DMC understand that it is the current view of the SEC that each Portfolio may engage in loan transactions only under the following conditions: (1) each Portfolio must receive at least 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, each Portfolio must be able to terminate the loan at any time; (4) each Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) each Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Portfolios are authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

WARRANTS. The Portfolios may invest in warrants, which entitle the holder to buy equity securities at a specific price during a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities, which may be purchased, nor do they represent any rights in the assets of the issuing company. The value of a warrant may be more volatile than the value of the securities underlying the warrants. Also, the value of the warrant does not necessarily change with the value of the underlying securities and ceases to have value if it is not exercised prior to the expiration date. Warrants may be allowed to expire if Highland or DMC deems it undesirable to exercise or sell.

LIMITATIONS ON OPTIONS TRANSACTIONS. Each Portfolio will not: (a) purchase put options or write call options if, as a result, more than 25% of a Portfolio's total assets would be hedged with options under normal conditions; (b) write put options if, as a result, a Portfolio's total obligations upon settlement or exercise of written put options would exceed 25% each of their total assets; or
(c) purchase call options if, as a result, the current value of option premiums for call options purchased by each Portfolio would exceed 5% of total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities and indexes of securities prices. A Portfolio may terminate its position in a put option it has purchased by allowing them to expire or by exercising the option. If the option is allowed to expire, a Portfolio will lose the entire premium it paid. If a Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Portfolios may seek to terminate their positions in put options they write before exercise by closing out the options in the secondary market at their current price. If the secondary market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss.

However, this loss should be less than the loss from purchasing the underlying instrument directly, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates each Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS. Each Portfolio may purchase and write options in combination with each other, or in combination with forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolios may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match the Portfolios' current or anticipated investments exactly. Each Portfolio may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which each typically invests.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolios' investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the securities markets, from structural differences in how options and securities are traded, or from imposition of daily price fluctuation limits or trading halts.

The Portfolios may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Portfolios' options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS. There is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Portfolios to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Portfolios to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolios' access to other assets held to cover its options or futures positions could also be impaired.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Portfolios greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

ASSET COVERAGE FOR OPTIONS POSITIONS. The Portfolios will comply with guidelines established by the SEC with respect to coverage of options strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolios' assets could impede portfolio management or the Portfolios' ability to meet redemption requests or other current obligations.

                             PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of securities are placed on behalf of the respective Portfolios by Highland, and DMC (collectively, the Advisers) pursuant to authority contained in each Portfolio's Sub-Advisory Agreement or Co-Advisory Agreement, as the case may be. The Advisers are also responsible for the placement of transaction orders for other investment companies and accounts for which they or their affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Advisers consider various relevant factors, including, but not limited to, the broker's execution capability, the broker's perceived financial stability, the broker's responsiveness to the Advisers' transaction requests, and the broker's clearance and settlement capability. Commissions for foreign investments traded on foreign exchanges will generally be higher than for U.S. investments and may not be subject to negotiation.

Each Portfolio may execute portfolio transactions with broker-dealers who provide research and execution services to the Portfolios or other accounts over which the Advisers or their affiliates exercise investment discretion. Such services may include research-related computer hardware and software; and furnishing analyses and reports concerning issuers, industries, and economic factors and trends.

The receipt of research from broker-dealers that execute transactions on behalf of each Portfolio may be useful to the Advisers in rendering investment management services to each Portfolio and/or its other clients, and conversely, such information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Advisers in carrying out their obligations to each Portfolio. The receipt of such research has not reduced the Advisers' normal independent research activities; however, it enables the Advisers to avoid the additional expenses that could be incurred if they tried to develop comparable information through their own efforts. Such research is used by the Advisers in connection with their investment decision-making process with respect to one or more funds and accounts managed by them, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are higher than the commission of other broker-dealers in recognition of their research and execution services. In order to cause each Portfolio to pay such higher commissions, the Advisers must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Advisers' overall responsibilities to each Portfolio and their other clients. In reaching this determination, the Advisers will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

The Advisers are authorized to use research services provided by and to place portfolio transactions, to the extent permitted by law, with brokerage firms that have provided assistance in the distribution of shares of each Portfolio.

The Trustees periodically review the Advisers' performance of their responsibilities in connection with the placement of portfolio transactions on behalf of each Portfolio and review the commissions paid by each Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to each Portfolio.

From time to time the Trustees will review whether the recapture for the benefit of each Portfolio of some portion of the brokerage commissions or similar fees paid by each Portfolio on portfolio transactions is legally permissible and advisable. Each Portfolio seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible, and, if so, to determine, in the exercise of their business judgment, whether it would be advisable for each Portfolio to seek such recapture.

When two or more Portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Trustees and each Portfolio's respective Adviser to be equitable to each Portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as each Portfolio is concerned. In other cases, however, the ability of each Portfolio to participate in volume transactions will produce better executions for each Portfolio. It is the current opinion of the Trustees that the desirability of retaining the Portfolios' Advisers outweighs any disadvantages to the Portfolios that may be said to exist from exposure to simultaneous transactions.

                        VALUATION OF PORTFOLIO SECURITIES

In valuing securities owned by each Portfolio, the Advisers use various methods depending on the market or exchange on which the securities are traded. Securities traded on the New York Stock Exchange (NYSE) or the American Stock Exchange are appraised at the last sale price, or if no sale has occurred, at the closing bid price. Securities traded on other exchanges are appraised as nearly as possible in the same manner. Securities and other assets for which exchange quotations are not readily available are valued on the basis of closing over-the-counter bid prices, if available, or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. Short-term securities maturing in 60 days are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. Convertible securities and fixed-income securities are valued primarily by a pricing service that uses a vendor security valuation matrix, which incorporates both dealer-supplied valuations and electronic data processing techniques. The Advisers believe that this two-fold approach more accurately reflects fair value because it takes into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted, exchange, or over-the-counter prices.

The Trustees have approved the use of pricing services. Securities and other assets for which there is no readily available market are valued in good faith by a committee appointed by the Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a Portfolio if, in the opinion of a committee appointed by the Trustees, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such securities.

Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the NYSE. The values of any such securities held by the Portfolios are determined as of such time for the purpose of computing the Portfolios' net asset values per share (NAV). Foreign security prices are furnished by independent brokers or quotation services, which express the value of securities in their local currency. ALPS, the Fund Accountant, gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of the net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith.

                                   PERFORMANCE

Performance of the Portfolios does not reflect Variable Contract fees and charges.

TOTAL RETURNS for each Portfolio quoted in advertising reflect all aspects of return, including the effect of reinvesting dividends and capital gain distributions (if any), and any change in NAV over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance. Average annual returns covering periods of less than one year are calculated by determining total return for the period, extending that return for a full year (assuming that performance remains constant over the year), and quoting the result as an annual return.

PERFORMANCE information for the Growth & Income and Capital Appreciation Portfolios are not included because these Portfolios have not been in existence for one full calendar year.

CUMULATIVE TOTAL RETURNS reflect the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Where applicable, sales loads may or may not be included.

Each Portfolio may compare its performance or the performance of securities in which it may invest to other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by imoneynet.com of Ashland, MA or by Lipper, Inc., an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, each Portfolio's performance may be compared to mutual fund performance indices prepared by Lipper.

MOVING AVERAGES. The Portfolios may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

NET ASSET VALUE. Charts and graphs using the Portfolios' net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Portfolio and reflects all elements of its return. Unless otherwise indicated, the Portfolio's adjusted NAVs are not adjusted for sales charges, if any.

From time to time, each Portfolio's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Portfolios may quote Morningstar, Inc. in their advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance.

Each Portfolio may be compared in advertising to certificates of deposits (CD's) or other investments issued by banks. Mutual funds differ from bank investments in several respects. For example, the Portfolios may offer greater liquidity or higher potential returns than CD's, and the Portfolio does not guarantee your principal or your return.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the return of different indices.

The Growth & Income Portfolio may compare its performance to that of the Standard & Poor's Composite Index of 500 stocks (S&P 500), a widely recognized, unmanaged index of the combined performance of the stocks of 500 American companies. The Capital Appreciation Portfolio may compare its performance to that of the S&P 500, the Standard & Poor's 400 Midcap Index, the Russell 2000 Growth Index or the Russell 2500 Growth Index. Each Portfolio may also quote mutual fund rating services in its advertising materials, including data from a mutual fund rating service which rates mutual funds on the basis of risk adjusted performance.

Each Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, the investor invests a fixed dollar amount at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit nor guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Each Portfolio is an investment vehicle for the separate accounts of Variable Contracts offered by insurance companies. Individual Variable Contract holders are not the shareholders of the Portfolios. Rather, a participating insurance company and its separate accounts are the shareholders. The offering is without a sales charge and is made at each Portfolio's net asset value per share. Shares of the Portfolios are not offered to the general public. Each Portfolio reserves the right, in its sole discretion, to refuse purchase orders. The procedures for redemption of Portfolio shares under ordinary circumstances is set forth in the Prospectus and in the separate prospectus relating to the Variable Contracts which accompanies the Prospectus.

The following holiday closings have been scheduled: Thanksgiving Day, Christmas Day, New Year's Day, Dr. Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day and Labor Day. Although the same holiday schedule is expected to be observed in the future, the New York Stock Exchange and the Federal Reserve Bank of New York (New York Federal Reserve) may modify their holiday schedules at any time.

If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each Portfolio's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. Each Portfolio currently intends to declare and pay dividends, if any, on an annual basis. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Portfolios, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Portfolios just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

TAXES. It is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Portfolio will not be subject to U.S. Federal income tax on any net income or capital gains that it distributes to its shareholders, that is, the insurance companies separate accounts.

The Treasury Department has issued Regulations under Internal Revenue Code
Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with the diversification requirement. These requirements are in addition to the diversification requirement imposed on the Portfolios by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issue. A variable contract based upon a separate account will not receive favorable tax treatment as an annuity or life insurance contract unless the separate account and underlying regulated investment company investments are adequately diversified. In determining whether a separate account is adequately diversified, in certain circumstances the separate account can look through to the assets of the regulated investment company in which it has invested.

The Regulations require the Portfolios' assets to be diversified so that no single investment represents more than 55% of the value of the Portfolio's total assets, no two investments represent more than 70% of the Portfolio's total assets, no three investments represent more than 80% of the Portfolio's total assets and no four investments represent more than 90% of the Portfolio's total assets. A "safe harbor" is available to a separate account if it meets the diversification tests applicable to registered investment companies and not more than 55% of its assets constitute cash, cash items, government securities and securities of other registered investment companies.

The applicable Regulations treat all securities of the same issuer as a single investment. In the case of "government securities," each government agency or instrumentality shall be treated as a separate issuer for the purpose of the diversification test (although not for the purpose of the "safe harbor" test described above). All securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. The Trust intends to comply with these diversification requirements. Failure of the Portfolios to satisfy the Section 817(h) requirements would result in taxation of the applicable separate accounts, the insurance companies variable life policies and variable annuity contracts, and tax consequences to the holders thereof.

The foregoing is only a brief summary of important tax considerations that generally affect the Portfolios. Prospective investors should consult their own tax advisers with regard to the Federal tax consequences of the purchase, ownership, or disposition of Portfolio shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

For a discussion of the impact on Variable Contract owners of income taxes an issuer may owe as a result of (i) its ownership of shares of the Portfolio, (ii) its receipt of dividends and distributions thereon, and (iii) its gains from the purchase and sale thereof, reference should be made to the Prospectus for the Variable Contract accompanying this Prospectus.

                              TRUSTEES AND OFFICERS

The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below. The address of each, unless otherwise indicated, is 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202. Trustees and Officers deemed to be "interested persons" of the Trust for purposes of the Investment Company Act of 1940, as amended, are indicated by an asterisk.

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                             TRUSTEES AND OFFICERS
---------------------------------------------------------------------------------------------------------------
      Name, and Age                Position(s) Held                   Principal Occupation
                                      with Trust                       During Past 5 Years
----------------------------- --------------------------- -----------------------------------------------------
W. ROBERT ALEXANDER* (73)        Trustee and President    Mr. Alexander is the Chief Executive Officer of ALPS
                                                          Mutual Funds Services, Inc. which provides
                                                          administration and distribution services for
                                                          proprietary mutual fund complexes. Prior to
                                                          co-founding ALPS, Mr. Alexander was Vice Chairman of
                                                          First Interstate Bank of Denver, responsible for
                                                          Trust, Private Banking, Retail Banking, Cash
                                                          Management Services and Marketing. Mr. Alexander is
                                                          also a Trustee of the Hunter and Hughes Trusts.
                                                          Because of his affiliation with ALPS, Mr. Alexander
                                                          is considered an "interested" Trustee of Financial
                                                          Investors Variable Insurance Trust.
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---------------------------------------------------------------------------------------------------------------
                             TRUSTEES AND OFFICERS
---------------------------------------------------------------------------------------------------------------
      Name, and Age                Position(s) Held                   Principal Occupation
                                      with Trust                       During Past 5 Years
----------------------------- --------------------------- -----------------------------------------------------
MARY K. ANSTINE (59)                  Trustee             President/Chief Executive Officer, HealthONE, Denver,
                                                          CO; Former Executive Vice President, First Interstate
                                                          Bank of Denver. Ms. Anstine is currently a Director
                                                          of the Trust Bank of Colorado, Trustee of the Denver
                                                          Area Council of the Boy Scouts of America, a Director
                                                          of the Junior Achievement Board and the Colorado
                                                          Uplift Board, and a member of the Advisory Boards for
                                                          the Girl Scouts Mile Hi Council and the Hospice of
                                                          Metro Denver. Formerly, Ms. Anstine served as a
                                                          Director of ALPS from October 1995 to December 1996;
                                                          Director of HealthONE; a member of the American
                                                          Bankers Association Trust Executive Committee; and
                                                          Director of the Center for Dispute Resolution.
---------------------------------------------------------------------------------------------------------------
JOHN R. MORAN, JR. (70)               Trustee             Mr. Moran is President of The Colorado Trust, a
                                                          private foundation serving the health and hospital
                                                          community in the State of Colorado. An attorney, Mr.
                                                          Moran was formerly a partner with the firm of Kutak
                                                          Rock & Campbell in Denver, Colorado and a member of
                                                          the Colorado House of representatives. Currently, Mr.
                                                          Moran is a member of the Board of Directors and
                                                          Treasurer of Grantmakers in Health; a Director of the
                                                          Conference of Southwest Foundations; a member of the
                                                          Treasurer's Office Investment Advisory Committee for
                                                          the University of Colorado; a Trustee of the Robert
                                                          J. Kutak Foundation; Director of the Colorado
                                                          Wildlife Heritage Foundation; and a member of the
                                                          Alumni Council of the University of Denver College of
                                                          Law.
---------------------------------------------------------------------------------------------------------------
RUSSELL C. BURK* (42)                 Secretary           Mr. Burk has been General Counsel of ALPS Mutual
                                                          Funds Services, Inc. the Administrator and
                                                          Distributor, since February 1999. Prior to joining
                                                          ALPS, Mr. Burk served as Securities Counsel for
                                                          Security Life of Denver, a subsidiary of ING Group.
                                                          Prior to joining Security Life, Mr. Burk served as
                                                          General Counsel for RAF Financial Corporation, member
                                                          NASD. Because of his position as General Counsel of
                                                          ALPS, Mr. Burk is deemed an "affiliate" of the Trust
                                                          as defined.
---------------------------------------------------------------------------------------------------------------
JEREMY MAY* (30)                      Treasurer           Mr. May has been the Director of Mutual Fund
                                                          Operations at ALPS Mutual Funds Services, Inc., the
                                                          Administrator and Distributor, since October 1997.
                                                          Mr. May joined ALPS in 1995 as a Controller. Prior to
                                                          joining ALPS, Mr. May was an auditor with Deloitte &
                                                          Touche LLP in their Denver office. Because of his
                                                          position as Director of Mutual Fund Operations at
                                                          ALPS, Mr. May is deemed an affiliate of the Trust as
                                                          defined under the Investment Company Act of 1940.
---------------------------------------------------------------------------------------------------------------


* Trustees deemed "interested persons" of the Trust for purposes of the Investment Company Act of 1940, as amended.

Each non-interested Trustee of the Trust receives from the Trust a fee in the amount of $1,000 for attending each Board meeting. The Trustees are reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

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                                                                                         AGGREGATE
                                              PENSION OR                                 COMPENSATION FROM
                             AGGREGATE        RETIREMENT BENEFITS    ESTIMATED ANNUAL    THE TRUST AND FUND
                             COMPENSATION     ACCRUED AS PART OF     BENEFITS UPON       COMPLEX PAID TO
                             FROM THE TRUST   FUND EXPENSES          RETIREMENT          TRUSTEES
---------------------------- --------------   -------------------    ----------------    ------------------
Mary K. Anstine,(1) Trustee     $4,000(2)            $0                     $0              $4,000(2) (2)
-----------------------------------------------------------------------------------------------------------
John R. Moran, Jr.(1)           $4,000(2)            $0                     $0              $4,000
Trustee
-----------------------------------------------------------------------------------------------------------

(1) Member of the Audit Committee.
(2) Amounts are estimates of the Trust's first year of operations.

The officers and trustees of the Trust own less than 1% of the outstanding shares of any Portfolio.


                         INVESTMENT ADVISORY AGREEMENTS

The First Horizon Growth & Income Portfolio employs First Tennessee Bank National Association, Memphis, Tennessee, to furnish investment advisory and other services to the Portfolio. Under the Investment Advisory and Management Agreement with each such Portfolio, First Tennessee is authorized to appoint one or more sub-advisers at First Tennessee's expense. Highland Capital Management Corp., Memphis, Tennessee, acts as Sub-Adviser to the Growth & Income Portfolio. Subject to the direction of the Trustees and of First Tennessee, Highland will direct the investments of the First Horizon Growth & Income Portfolio in accordance with its investment objective, policies and limitations.

First Tennessee and DMC, Philadelphia, Pennsylvania, act as Co-Advisers to the First Horizon Capital Appreciation Portfolio. Subject to the direction of the Trustees and monitoring by First Tennessee, DMC directs the investments of this Portfolio in accordance with the Portfolio's investment objective, policies and limitations.

In addition to First Tennessee's and DMC's fees and the fees payable to the Transfer Agent, Pricing and Accounting Agent, and to the Administrator and Co-Administrator, each Portfolio pays for all its expenses, without limitation, that are not assumed by these parties. Each Portfolio pays for typesetting, printing and mailing of proxy material to existing shareholders, legal expenses, and the fees of the custodian, auditor and Trustees. Other expenses paid by each Portfolio include: interest, taxes, brokerage commissions, each Portfolio's proportionate share of insurance premiums, and costs of registering shares under federal and state securities laws. Each Portfolio is also liable for such nonrecurring expenses as may arise, including costs of litigation to which each Portfolio is a party, and its obligation under the Declaration of Trust to indemnify its officers and Trustees with respect to such litigation.

For managing the investment and business affairs of the Portfolios, First Tennessee is entitled to receive a monthly management fee at the annual rate of
 .70% and .15% of the First Horizon Growth & Income and First Horizon Capital Appreciation Portfolios' average net assets, respectively. First Tennessee has voluntarily agreed to reimburse fund expenses and/or waive a portion of its fees to the extent necessary for the First Horizon Growth & Income Portfolio to maintain a total expense ratio of not more than 1.10% for its current fiscal period ending December 31, 2001. Under its Investment Advisory and Management Agreement with the First Horizon Growth & Income Portfolio, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to the Portfolio. As Sub-Adviser, Highland is entitled to receive from First Tennessee a monthly sub-advisory fee at the annual rate of .50% of the First Horizon Growth & Income Portfolio's average net assets. As Co-Adviser to the First Horizon Capital Appreciation Portfolio, DMC is entitled to receive
 .60% of that Portfolio's average net assets. First Tennessee and DMC have voluntarily agreed to reimburse fund expenses and/or waive a portion of their fees to the extent necessary for the Portfolio to maintain a total annual expense ratio of not more than 1.30% for its current fiscal period ending December 31, 2001. Under the terms of Highland's Sub-Advisory Agreement with First Tennessee and DMC's Investment Advisory and Management Agreement with the Trust, Highland, subject to the supervision of First Tennessee, and DMC supervise the day-to-day operations of their respective Portfolios and provide investment research and credit analysis concerning their respective Portfolios' investments, conduct a continual program of investment of their respective Portfolios' assets and maintain the books and records required in connection with their duties under their agreements. In addition, Highland and DMC keep

First Tennessee informed of the developments materially affecting each Portfolio. Highland is currently waiving some or all of the fees that it is entitled to receive from First Tennessee.

                                 CODE OF ETHICS

Each Portfolio permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics (the "Code") that has been adopted by the Trustees. Access Persons are required to follow the guidelines established by the Code in connection with all personal securities transactions and are subject to certain prohibitions on personal trading. First Tennessee and the Advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the Code, must adopt and enforce their own Code of Ethics appropriate to their operations. The Trustees are required to review and approve the Code of Ethics for First Tennessee, the Advisers and Distributor. First Tennessee and the Advisers are also required to report to the Trustees on a quarterly basis with respect to the administration and enforcement of such Code of Ethics, including any violations thereof which may potentially affect the Portfolios.

                  ADMINISTRATION AGREEMENT AND OTHER CONTRACTS

ADMINISTRATOR AND DISTRIBUTOR. ALPS is the Administrator and Distributor to each Portfolio. ALPS, a Colorado corporation, is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The address of ALPS is 370 17th Street, Suite 3100, Denver, Colorado 80202.

As the Administrator, ALPS assists in each Portfolio's administration and operation, including, but not limited to, providing various legal and accounting services in connection with the regulatory requirements applicable to each Portfolio. For its services as Administrator, Fund Accountant and Transfer Agent, ALPS is entitled to and receives from each Portfolio a monthly fee at the annual rate of .20% of average net assets.

First Tennessee serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including, but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive from each Portfolio a monthly fee at the annual rate of .05% of average net assets.

As the Distributor, ALPS receives monthly 12b-1 fees at the annual rate of up to
 .25% of each Portfolio's average net assets, all or a portion of which may be paid out to insurance companies or their affiliates or others involved in the indirect distribution of each Portfolio. First Tennessee and its affiliates neither participate in nor are responsible for the underwriting of portfolio shares. Consistent with applicable law, affiliates of First Tennessee may receive commissions or asset-based fees.

TRANSFER AGENT, FUND ACCOUNTING AGENT AND CUSTODIAN. ALPS provides transfer agent and shareholder services for each Portfolio.

State Street Bank & Trust Company, One Heritage Drive, Quincy, Massachusetts, is Custodian of the assets of the Portfolios. The Custodian is responsible for the safekeeping of each Portfolio's assets and the appointment of sub-custodian banks and clearing agencies. For such services, State Street is entitled to receive a fee from each Portfolio based on its net asset value, plus out-of-pocket expenses. The Custodian takes no part in determining the investment policies of the Portfolios or in deciding which securities are purchased or sold by the Portfolios. The Portfolios, however, may invest in obligations of the Custodian and may purchase securities from or sell securities to the Custodian.

ALPS serves as the fund accounting agent for the portfolios. As fund accounting agent, ALPS calculates the NAV and dividends of each Portfolio and maintains the general accounting records of each Portfolio.

DISTRIBUTION PLAN. The Trustees have adopted a Distribution Plan on behalf of each Portfolio pursuant to Rule 12b-1 (the Rule) under the 1940 Act. The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is intended primarily to result in the sale of shares of the fund except pursuant to a plan adopted by the fund under the Rule. The Trustees have adopted the Plans to allow each Portfolio to compensate ALPS for incurring distribution expenses. ALPS receives a Distribution and Service fee (12b-1 fee) of up to .25% of the average net assets of each Portfolio. These fees are in addition to the fees paid to ALPS under the Administration Agreement. The "Distribution Plan" also recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay for expenses incurred in connection with providing services intended to result in the sale of shares and/or shareholder support services.

The distribution-related services include, but are not limited to, the following: formulation and implementation of marketing and promotional activities, such as mail promotions and television, radio, newspaper, magazine and other mass media advertising; preparation, printing and distribution of sales literature; preparation, printing and distribution of prospectuses of each Portfolio and reports to recipients other than existing shareholders of each Portfolio; obtaining such information, analysis and reports with respect to marketing and promotional activities as ALPS may, from time to time, deem advisable; making payments to insurance companies, securities dealers and others and providing training, marketing and support to such companies and dealers and others with respect to the sale of shares. Each Plan recognizes ALPS may use its fees and other resources to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of shares.

Each Plan has been approved by the Trustees, including the majority of disinterested Trustees. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plans prior to its approval, and have determined that there is a reasonable likelihood that each Plan will benefit each Portfolio and its shareholders. To the extent that the Plans give ALPS greater flexibility in connection with the distribution of shares of the class, additional sales of shares may result.

The Plans could be construed as compensation plans because ALPS is paid a fixed fee and is given discretion concerning what expenses are payable under the Plans. ALPS may spend more for marketing and distribution than it receives in fees and reimbursements from each Portfolio. However, to the extent fees received exceed expenses, including indirect expenses such as overhead, ALPS could be said to have received a profit. (Because ALPS is reimbursed for its out-of-pocket direct promotional expenses, each Plan also could be construed as a reimbursement plan. Until the issue is resolved by the SEC, unreimbursed expenses incurred in one year will not be carried over to a subsequent year). If after payments by ALPS for marketing and distribution there are any remaining fees attributable to a Plan, these may be used as ALPS may elect. Since the amount payable under each Plan will be commingled with ALPS's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of ALPS' overhead expenses will be paid out of Plan fees and that these expenses may include items such as the costs of leases, depreciation, communications, salaries, training and supplies. Each Portfolio believes that such expenses, if paid, will be paid only indirectly out of the fees being paid under the Plan.

                            DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. The First Horizon Growth & Income and Capital Appreciation Portfolios are Portfolios of Financial Investors Variable Insurance Trust, a diversified, open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 2000. The Declaration of Trust permits the Trustees to create additional Portfolios and Classes. There are two Portfolios of the Trust.

The assets of the Trust received for the issue or sale of shares of each Portfolio and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specially allocated to such Portfolio, and constitute the underlying assets of such Portfolio. The underlying assets of each Portfolio are segregated on the books of account, and are to be charged with the liabilities with respect to such Portfolio and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective Portfolios except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Trust, shareholders of a Portfolio are entitled to receive as a class the underlying assets of such Portfolio available for distribution.

SHAREHOLDER AND TRUSTEE LIABILITY. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees shall include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides for indemnification out of each Portfolio's property of any shareholders held personally liable for the obligations of each Portfolio. The Declaration of Trust also provides that each Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability to shareholders is remote.

The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Insurance companies will be each Portfolio's sole shareholders of record, and pursuant to the 1940 Act, such shareholders may be deemed to be in control of the Portfolio. When a shareholder's meeting occurs, each insurance company solicits and accepts voting instructions from its Variable Contract owners who have allocated or transferred monies for an investment in the Portfolio as of the record date of the meeting. Each shareholder then votes the Portfolio's shares that are attributable to its interests in the Portfolio in which it is entitled to vote, in proportion to the voting instructions received.

Each Portfolio is available through separate accounts relating to both variable annuity and variable life insurance contracts. The Portfolios do not currently foresee any disadvantages to Variable Contract owners arising from offering their shares to variable annuity and variable life insurance policy separate accounts, and the Trustees continuously monitors events for the existence of any material irreconcilable conflict between or among Variable Contract owners. Material conflicts could result from, for example, (i) changes in state insurance laws; (ii) changes in federal income tax laws; or (iii) differences in voting instructions between those given by variable life owners and variable annuity owners. If a material irreconcilable conflict arises, as determined by the Board of Trustees, one or more separate accounts may withdraw their investment in the Portfolio. This could possibly require the Portfolio to sell securities as disadvantageous prices. Each insurance company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary. However, ongoing expenses that are ultimately borne by Variable Contract owners will likely increase due to the loss of economies of scale benefits that can be provided to separate accounts with substantial assets.

VOTING RIGHTS. Each Portfolio's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the Trust or a Portfolio may, as set forth in the Declaration of Trust, call meetings of the Trust or a Portfolio for any purpose related to the Trust or Portfolio, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Trust or that Portfolio. If not so terminated, the Trust and each Portfolio will continue indefinitely.

INDEPENDENT ACCOUNTANTS. Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as the Trust's independent accountant. The independent accountant examines the annual financial statements for the Trust and provides other audit, tax, and related services.

                              FINANCIAL STATEMENTS

There are no financial statements for the Portfolios because they have not completed a fiscal year of operations.

                            PART C. OTHER INFORMATION

Item 23.          Exhibits

Exhibit
Number            Description
-------           -----------
(a)               (1)      Declaration of Trust dated July 26, 2000.(1)

                  (2)      Certificate of Trust dated July 26, 2000.(1)

(b)               (1)      Bylaws of the Trust dated July 26, 2000.(1)

(c)                        Not Applicable.

(d)               (1)      Form of Investment Advisory and Management Agreement
                           between Financial Investors Variable Insurance Trust,
                           on behalf of the Growth and Income Portfolio, and
                           First Tennessee Bank National Association.(1)

                  (2) Form of Investment Advisory and Management Agreement between Financial Investors Variable Insurance Trust, on behalf of the Capital Appreciation Portfolio, and First Tennessee Bank National Association.(1)

                  (3)      Form of Co-Investment Advisory and Management
                           Agreement between Financial Investors Variable
                           Insurance Trust, on behalf of the Capital
                           Appreciation Portfolio, and Delaware Management
                           Company.(1)

                  (4)      Form of Sub-Advisory Agreement between First
                           Tennessee Bank National Association, on behalf of the Growth and Income Portfolio, and Highland Capital
                           Management Corp.(1)

(e)               (1)      Form of Distribution Agreement between Financial
                           Investors Variable Insurance Trust and ALPS Mutual
                           Funds Services, Inc. on behalf of all Portfolios.(1)

(f)                        Not Applicable.

(g)                        Form of Custody Agreement between Financial Investors
                           Variable Insurance Trust and State Street Bank and
                           Trust on behalf of all Portfolios is filed electronically herewith.

(h)               (1)      Form of Transfer Agency Agreement between Financial
                           Investors Variable Insurance Trust and ALPS Mutual
                           Funds Services, Inc. on behalf of all Portfolios.(1)

                  (2)      Form of Administration Agreement between Financial
                           Investors Variable Insurance Trust and ALPS Mutual
                           Funds Services, Inc., on behalf of all Portfolios.(1)

                  (3)      Form of Co-Administration Agreement between Financial
                           Investors Variable Insurance Trust and First
                           Tennessee Bank National Association, on behalf of all Portfolios.(1)

                  (4)      Form of Bookkeeping and Pricing Agreement between
                           Financial Investors Variable Insurance Trust and ALPS
                           Mutual Funds Services, Inc. on behalf of all Portfolios.(1)

                  (5)      Form of Fund Participation Agreement between Hartford
                           Life Insurance Company, Financial Investors Variable
                           Insurance Trust, ALPS Mutual Funds Services, Inc. and the Advisers to the Portfolios on behalf of all Portfolios is filed electronically herewith.

                  (6)      Form of Fund Agreement between Nationwide Financial
                           Services, Inc. and Financial Investors Variable
                           Insurance Trust on behalf of all Portfolios is filed electronically herewith.

                  (7)      Power of Attorney is filed electronically herewith.

(i) Opinion and Consent of Davis, Graham & Stubbs is filed electronically herewith.

(j)                        Not Applicable.

(k)                        Not Applicable.

(l)                        Not Applicable.

(m)               (1)      Form of Distribution Plan - Capital Appreciation
                           Portfolio is filed electronically herewith.

                  (2) Form of Distribution Plan - Growth & Income Portfolio is filed electronically herewith.

(n)                        Not Applicable.

(o)                        Not Applicable.

(p)               (1)      Code of Ethics for ALPS Mutual Funds Services, Inc.(1)

                  (2)      Code of Ethics for First Tennessee Bank National
                           Association.(1)

                  (3)      Code of Ethics for Delaware Management Corporation.(1)

                  (4)      Code of Ethics for Highland Capital Management
                           Corporation.(1)

                  (5)      Code of Ethics for Financial Investors Variable
                           Insurance Trust.(1)


---------------

(1)  Filed with the initial filing of the Trust on November 28, 2000.

Item 24.                   Persons Controlled by or Under Common Control with
                           Registrant

                           Not Applicable.

Item 25.                   Indemnification

                           Article 8, Section 8.1 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any Trustee or officer. It states, in part, that no personal liability for any debt or obligation of the Trust shall attach to any Trustee of the Trust.
                           Section 8.5 states that the Registrant shall indemnify any present or past Trustee, officer, employee, or agent of the Trust to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such trustee, director, officer, employee, or agent. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification, however, will not be provided in certain circumstances. These include, among others, instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular person involved.

                           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.                   Business and Other Connections of Investment Manager

      FIRST TENNESSEE BANK NATIONAL ASSOCIATION (FTB) - INVESTMENT ADVISER

Position                                                Other Business                          Type of
with FTB                      Name                      connections*                            Business
--------                      ----                      ------------                            --------
Director                      Robert C. Blattberg       Polk Brothers Distinguished             Education
                                                        Professor of Retailing
                                                        J.L. Kellogg Graduate School
                                                        of Management
                                                        Northwestern University(1)

                                                        Director, Factory Card Outlet           Retail
                                                        Corp.(2)

                                                        Director, Golub Corporation(3)          Grocery

Director                      Carlos H. Cantu           Senior Chairman, The                    Consumer services
                                                        ServiceMaster Company(4)                and Supportive
                                                                                                Management services

                                                        Director, Unicom Corporation(5)         Utility

Director                      George E. Cates           Chairman of the Board and Chief         Real estate
                                                        Executive Officer, Mid-America          investment trust
                                                        Apartment Communities, Inc.(6)

                                                        Director, SCB Computer
                                                        Technology, Inc.(7)

Director,                     J. Kenneth Glass          Executive Vice President,               Bank holding company
President,                                              Director, FTNC(8)
Retail Financial
Services
                                                        President and Director, Norlen          Credit life insurance
                                                        Life Insurance Company(8)

                                                        Director, FT Mortgage                   Mortgage company
                                                        Holding Corp.(9)

                                                        Director, First Horizon Home            Mortgage company
                                                        Loan Corp.(10)

                                                        Director, FT Mortgage                   Mortgage company
                                                        Services, Inc.(11)

                                                        Director, Highland Capital              Investment Advisor
                                                        Management Corp.(12)

                                                        Chairman and Director, First            Consumer access/
                                                        Horizon Strategic Alliances,            discount card
                                                        Inc.(13)                                program and finder

                                                        Director, First Tennessee               Merchant processing
                                                        Merchant Services, Inc.(14)

                                                        Director, Federal Flood                 Flood insurance
                                                        Certification Corp.(15)

                                                        Director, FT Reinsurance                Insurance
                                                        Company(16)

                                                        Director, Martin & Company(17)          Investment adviser

                                                        Director, First Horizon Asset           Securitization
                                                        Securities, Inc.(18)                    conduit

                                                        Director, FT Real Estate                Holding company
                                                        Information Mortgage
                                                        Solutions Holdings, Inc.(19)

                                                        Director, Vice President, FT            Holding company
                                                        Real Estate Information
                                                        Mortgage Solutions, Inc.(20)

Director                      James A. Haslam, III      Chief Executive Officer,                Retail operator of
                                                        Director, Pilot Corporation(21)         convenience stores
                                                                                                and travel centers

                                                        Director, Ruby Tuesday, Inc.(22)        Restaurant

President, Chairman           Ralph Horn                President, Chairman of the              Bank holding company
of the Board, Chief                                     Board, Chief Executive Officer
Executive Officer                                       and Director, FTNC(8)
and Director
                                                        Director, Harrah's                      Casino, entertainment
                                                        Entertainment, Inc.(23)

                                                        Director Mid-America                    Real estate
                                                        Apartment Communities, Inc.(6)          investment trust

Director, President,          John C. Kelley, Jr.       Executive Vice President,               Bank holding company
Business Financial                                      Director, FTNC(8)
Services/
Memphis Financial
Services


                                                        Director, President, Check              Check
                                                        Consultants, Inc.(8)                    processing and
                                                                                                related services

                                                        Director, Check Consultants             Check
                                                        Company of Tennessee(8)                 processing and
                                                                                                related services

                                                        Director, First Tennessee               Public welfare
                                                        Housing Corporation(24)                 investments

                                                        Director, First Tennessee               Equipment financing
                                                        Equipment Finance
                                                        Corporation(25)

                                                        Director, President, First              Check processing
                                                        Express Remittance
                                                        Processing, Inc.(26)

                                                        Director, Hickory Capital               Venture capital
                                                        Corporation(27)

                                                        Director, Hickory Venture               Venture capital
                                                        Capital Corp.(28)

Director                      R. Brad Martin            Chairman of the Board, Chief            Retail
                                                        Executive Officer, Saks,
                                                        Incorporated(29)

                                                        Director, Harrah's                      Casino,
                                                        Entertainment Inc.(23)                  entertainment

                                                        Director, Pilot Corporation(21)         Retail operator
                                                                                                of convenience
                                                                                                stores and travel
                                                                                                centers

Director                      Joseph Orgill, III        Chairman of the Board, West             Distributor and
                                                        Union Corporation(30)                   manufacturer for
                                                                                                construction
                                                                                                industry

                                                        Director, Chairman of the               Wholesale
                                                        Board, Orgill, Inc.(31)                 hardware
                                                                                                distributor

                                                        Director, Mallory Group(32)             Warehousing,
                                                                                                distribution and
                                                                                                transportation

Director                      Vicki R. Palmer           Senior Vice President and               Bottler of soft
                                                        Treasurer and Special                   drink products
                                                        Assistant to the CEO, Coca
                                                        Cola Enterprises, Inc.(33)

Director                      Michael D. Rose           Director, Nextera Enterprises,          Business consulting
                                                        Inc.(34)


                                                        Former Director, General                Food processing
                                                        Mills, Inc.(35)

                                                        Former Director, Ashland                Oil company
                                                        Inc.(36)

                                                        Director, Darden Restaurants,           Restaurant
                                                        Inc.(37)

                                                        Director, Stein Mart, Inc.(38)          Retail

                                                        Director, FelCor Lodging                Hotel
                                                        Trust, Inc.(39)

                                                        Director, ResortQuest                   Vacation
                                                        International, Inc.(40)                 property
                                                                                                management

Director                      William B. Sansom         Chairman of the Board and               Wholesale
                                                        Chief Executive Officer, The            distributor
                                                        H.T. Hackney Company(41)

                                                        Director, Martin Marietta               Construction
                                                        Materials, Inc.(42)                     aggregate
                                                                                                materials
                                                                                                producer

                                                        Director, Astec Industries,             Construction
                                                        Inc.(43)                                aggregate
                                                                                                materials
                                                                                                producer

Executive Vice                Susan Schmidt Bies        Executive Vice President,               Bank holding
President, Auditor                                      Auditor, FTNC(8)                        company

Executive Vice                Harry A. Johnson, III     Executive Vice President and            Bank holding
President and                                           General Counsel of FTNC(8)              company
General Counsel

Executive Vice                John P. O'Connor, Jr.     Executive Vice President and            Bank holding
President and Chief                                     Chief Credit Officer of FTNC(8)         company
Credit Officer
                                                        Director, TSMM Corporation(44)          Real Estate

                                                        Director, JPO, Inc.(45)                 Real Estate

                                                        Director, First Tennessee               Broker Dealer
                                                        Securities Corp.(46)

Executive Vice                Sarah Meyerrose           Executive Vice President                Bank holding
President-Employee                                      Employee Services of FTNC(8)            company
Services

Executive Vice                Elbert L. Thomas, Jr.     Executive Vice President and            Bank holding
President, Chief                                        Chief Financial Officer of              company
Financial Officer                                       FTNC(8)

                                                        Director, First Tennessee ABS,          REIT/REMIC
                                                        Inc.(47)

                                                        Director, FT Real Estate                REIT/REMIC
                                                        Securities Company, Inc.(48)

                                                        Director, FT Real Estate                REIT/REMIC
                                                        Securities Holding Company,
                                                        Inc.(49)

Executive Vice                Charles Burkett           Director, Highland Capital              Investment
President, Affluent                                     Management Corp.(12)                    Adviser
Market Manager

                                                        Director, First Tennessee               Broker Dealer
                                                        Brokerage, Inc.(50)

                                                        Director, FT Insurance                  Insurance
                                                        Corporation(51)

                                                        Director, First Horizon                 Insurance
                                                        Insurance Services, Inc.(52)

                                                        Director, Martin & Co., Inc.(17)        Investment adviser

Executive Vice                David L. Berry            None
President

Executive Vice                David B. Lantz            None
President

Senior Vice                   Wayne C. Marsh            None
President

Senior Vice                   John Curtis               None
President

Senior Vice                   Deborah McDonald          None
President

Senior Vice                   Yvonne Watson             None
President

Senior Vice                   C. Douglas Kelso          None
President

Senior Vice                   David M. Taylor           None
President

Senior Vice                   Steven J. McNally         None
President

Senior Vice                   Scott Bovee               None
President

Senior Vice                   Maureen MacIver           None
President

Senior Vice                   Otis M. Clayton           None
President

Vice President                Suzanne Donaldson         None

Vice President                Craig Harris              None

Vice President                Edward C. Dellinger       None

Vice President                Claudette S. Sanders      None

Vice President                John Barringer            None

Vice President                Robert Johnston           None

Trust Officer                 Roxanne Morris            None

Chairman and CEO              Larry B. Martin           Director, Martin & Co., Inc.(17)        Investment
First Tennessee                                                                                 Adviser
Bank-Knoxville

President, First              Lew Weems                 Director, Martin & Co., Inc.(17)        Investment
Tennessee Bank-                                                                                 Adviser
Knoxville



NOTES:

* All directors of FTB are also directors of its parent, First Tennessee National Corporation, which controls FTB. Messrs. Glass, Horn, Johnson, Keen, Kelley, Lewis, O'Connor and Thomas and Ms. Bies and Ms. Meyerrose are considered executive officers of FTNC.

----------------

(1) J.L. Kellogg Graduate School of Management, 875 N. Michigan Ave., Suite 2945, Chicago, IL 60611

(2)  Factory Card Outlet Corp., 745 Birbinal Drive, Bensenville, IL  60106-1212

(3)  Golub Corporation, P.O. Box 1074, Schenectady, NY  12301

(4)  ServiceMaster Company, One ServiceMaster Way, Downers Grove, IL  30515

(5)  Unicom Corporation, 1 First National Plaza, Chicago, IL  60690

(6) Mid-America Apartment Communities, Inc., 6584 Poplar Ave., Ste. 340, Memphis, TN 38138

(7) SCB Computer Technology, Inc., 3800 Forrest Hill-Irene, Suite 100, Memphis, TN 38125

(8) First Tennessee Bank National Association and First Tennessee National Corporation, 165 Madison Avenue, Memphis, TN 38103

(9)  FT Mortgage Holding Corp., 2974 LBJ Freeway, Dallas, TX 75234

(10) First Horizon Home Loan Corporation, 165 Madison Ave., Memphis, TN  38103

(11) FT Mortgage Services, Inc., 165 Madison Ave., Memphis, TN  38103

(12) Highland Capital Management Corp., 6077 Primacy Parkway, Suite 228, Memphis, TX 38117

(13) First Horizon Strategic Alliances, Inc., 1700 Rambling Road, Richmond, VA 23235

(14) First Tennessee Merchant Services, Inc., 300 Court Ave., Memphis, TN 38103

(15) Federal Floor Certification Corporation, 6220 Gaston Ave., Dallas, TX 75214

(16) FT Reinsurance Company, 7 Burlington Square, 6th Floor, Burlington, VT
     05401

(17) Martin & Company, Two Centre Square, 625 S. Gay Street, Suite 200, Knoxville, TN 37902-1669

(18) First Horizon Asset Securities, 2974 LBJ Freeway, Dallas, TX 75234

(19) FT Real Estate Securities Holding Company, Inc., 165 Madison Ave., Memphis, TN 38103

(20) First Tennessee Real Estate Information Mortgage Solutions, Inc., 165 Madison Ave., Memphis, TN 38103

(21) Pilot Corporation, 5508 Lonas Road, Knoxville, TN 37909

(22) Ruby Tuesday, Inc., 150 West Church Ave., Maryville, TN 37801

(23) Harrah's Entertainment, Inc. 1023 Cherry Road, Memphis, TN 38117

(24) First Tennessee Housing Corporation, 165 Madison Ave., Memphis, TN 38103

(25) First Tennessee Equipment Finance Corporation, 165 Madison Ave., Memphis, TN 38103

(26) First Express Remittance Processing, 165 Madison Ave., Memphis, TN 38103

(27) Hickory Venture Capital Corporation, 200 West Court Square, Suite 100, Huntsville, AL 35801

(28) Hickory Capital Corporation, 200 West Court Square, Suite 100, Huntsville, AL 35801

(29) Saks, Incorporated, 5810 Shelby Oaks Drive, Memphis, TN 38134

(30) West Union Corporation, 35 Union Ave., Suite 300, Memphis, TN 38103

(31) Orgill, Inc., 2100 Latham Street, Memphis, TN 38109

(32) Mallory Group, 4294 Sweeney Road, Memphis, TN 38118

(33) Coca Cola Enterprises, Inc., 2500 Windy Ridge Pkwy, Marietta, GA 30067

(34) Nextera Enterprises, Inc., One Cranberry Hill, Lexington, MA 02421

(35) General Mills, Inc., 9200 Wayzata Blvd., Minneapolis, MN 55426

(36) Ashland Co., 2351 Channel Ave., Memphis, TN

(37) Darden Restaurants, Inc., 5900 Lake Ellenor Drive, Orlando, FL 32809

(38) Stein Mart, Inc., 1200 Riverplace Blvd., Jacksonville, FL 32207

(39) FelCor Lodging Trust, Inc., 545 East John Carpenter Freeway, Suite 1300, Irving, TX 75062-3933

(40) ResortQuest International, Inc., 530 Oak Court Drive, #360, Memphis, TN
     38117

(41) The H.T. Hackney Company, Fidelity Bldg., 502 S. Gay Street, Suite 300, Knoxville, TN 37902

(42) Martin Marietta Materials, Inc., P.O. Box 30013, Raleigh, NC 27622-0013

(43) Astec Industries, Inc., P.O. Box 72787, Chattanooga, TN 37407

(44) TSMM Corporation, 165 Madison Ave., Memphis, TN 38103

(45) JPO, Inc., 165 Madison Ave., Memphis, TN 38103

(46) First Tennessee Securities Corp., 845 Crossover Lane, Suite 150, Memphis, TN 38117

(47) First Tennessee ABS, Inc., P.O. Box 249, Springdale, AR 72765

(48) FT Real Estate Securities Company, Inc., P.O. Box 249, Springdale, AR 72765

(49) FT Real Estate Securities Holding Company, Inc., P.O. Box 249, Springdale, AR 72765

(50) First Tennessee Brokerage, Inc., 530 Oak Court Drive, Memphis, TN 38117

(51) FT Insurance Corporation, 530 Oak Court Drive, Memphis, TN 38117

(52) First Horizon Insurance Services, Inc., 530 Oak Court Drive, Memphis, TN 38117

(53) AMX Corporation dba AMA Irrigation, P.O. Box 356, Marion, AR 72364


                  HIGHLAND CAPITAL MANAGEMENT CORP. (HIGHLAND)
                        6077 PRIMACY PARKWAY, MEMPHIS, TN

Position                                                                          Other Business
with Highland                                Name                                 Connections
-------------                                ----                                 --------------
Director, Executive Vice President,          Edward J. Goldstein                  None
Treasurer, Secretary

Director, President                          Steven Wishnia                       None

Director                                     James M. Weir                        None

Director, Chairman of the Board              Paul H. Berz                         None

Director, Senior Vice President              David L. Thompson                    None

Director                                     Charles Thomas Whitman(1)(2)         Director, NexAir,
                                                                                  LLC

Director                                     J. Kenneth Glass                     see FTB listing

Director                                     Charles Burkett                      see FTB listing

Senior Vice President                        Steven T. Ashby                      None

Senior Vice President                        James R. Turner                      None

Vice President                               Mark Cronin                          None

-----------------
(1) Previously, Executive Vice President of Highland Capital Management Corp., 6077 Primacy Parkway, Memphis, TN 38119

(2) NexAir, LLC, 1385 Corporate Avenue, Memphis, TN 38186-1182, distributor of industrial gases, welding supplies and medical products


                           DELAWARE MANAGEMENT COMPANY
                               2005 MARKET STREET
                           PHILADELPHIA, PENNSYLVANIA

         Delaware Management Company is organized as a series of Delaware Management Business Trust ("DMBT"), a business trust organized under the laws of the State of Delaware. The list required by this Item 26 of officers and directors of DMBT, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by DMBT pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-32108).

Item 27.                   Principal Underwriters

(1) The sole principal underwriter for the Fund is ALPS Mutual Funds Services, Inc. which acts as distributor for the Registrant and the following other funds:
                           Westcore Trust, Financial Investors Trust, First Funds, Stonebridge Growth Fund, Inc., Stonebridge Aggressive Growth Fund, Inc., SPDR Trust, MidCap SPDR Trust, DIAMONDS Trust, Select Sector SPDR Trust, Nasdaq 100 Trust, Firsthand Funds, and Holland Balanced Fund.

(b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Mutual Funds Services, Inc., the distributor for Registrant, are as follows:


Name and Principal                       Positions and Offices with             Positions and Officers with
Business Address*                        Registrant                             Underwriter
------------------                       --------------------------             ---------------------------
W. Robert Alexander                      Trustee                                Chairman, Chief Executive
                                                                                Officer and Secretary

Thomas A. Carter                         None                                   Chief Financial Officer

Edmund J. Burke                          None                                   President and Director

Jeremy May                               Treasurer                              Vice President

Russell C. Burk                          Secretary                              General Counsel

Rick A. Pederson                         None                                   Director

Chris Woessner                           None                                   Director

*  All Addresses are 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202

Item 28.                   Location of Accounts and Records

                           First Tennessee Bank National Association, located at 530 Oak Court Dr., Suite 200, Memphis, Tennessee 38117, Highland Capital Management Corp., located at 6011 Privacy Parkway, Suite 228, Memphis, Tennessee 38119, Delaware Management Company, located at 2005 Market Street, Philadelphia, Pennsylvania 19103, and ALPS Mutual Funds Services, Inc., located at 370 17th Street,

                           Denver, Colorado 80202, will maintain physical possession of each such account, book or other documents of the Trust, except for those documents relating to the custodial records maintained by the Trust's Custodian, State Street Bank and Trust, 1 Heritage Drive, North Quincy, Massachusetts 02171.

Item 29.                   Management Services

                           Not Applicable.

Item 30.                   Undertakings

                           The Registrant, on behalf of each Portfolio undertakes, provided the information required by Item 5A is contained in the Annual Report, to furnish each person to whom a Prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Denver, and State of Colorado, on the 1st day of March, 2001.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By: /s/ W. Robert Alexander
    -----------------------
    W. Robert Alexander, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ W. Robert Alexander                Trustee                March 1, 2001
----------------------------
W. Robert Alexander

/s/ John R. Moran, Jr.                 Trustee                March 1, 2001
----------------------------
John R. Moran, Jr.

/s/ Mary K. Anstine                    Trustee                March 1, 2001
----------------------------
Mary K. Anstine

* Signature affixed by Russell C. Burk pursuant to a power of attorney dated December 19, 2000.

                                INDEX TO EXHIBITS
                  FINANCIAL INVESTORS VARIABLE INSURANCE TRUST


EXHIBIT
NUMBER            DESCRIPTION
-------           -----------
g                 Form of Custodian Agreement.

h(5)              Form of Fund Participation Agreement.

h(6)              Form of Fund Agreement.

h(7)              Power of Attorney.

i                 Opinion and Consent of Davis Graham & Stubbs.

m(1)              Form of Distribution Plan - Capital Appreciation Portfolio.

m(2)              Distribution Plan - Growth & Income Portfolio.